Subsidiaries	12 Months Ended
Dec. 31, 2018
Subsidiaries
Subsidiaries

18.        Subsidiaries

Details of the Company’s subsidiaries at the end of the reporting period are as follows:

							Proportion of
	Place of				Proportion of		voting power
	establishment	Class of	Paid up		ownership interest		held by the
Name of company	and operation	shares held	registered capital		held by the Company		Company	Principal activities
Better Way Enterprises Limited (“Better Way”)#	Samoa	Ordinary	USD	1,000,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Shanghai) Corporation (“SMIS” or “SMIC Shanghai”)#	People’s Republic of China -the “PRC”	Ordinary	USD	1,770,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SMIC, Americas	United States of America	Ordinary	USD	500,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Beijing) Corporation (“SMIB” or “SMIC Beijing”)#	PRC	Ordinary	USD	1,000,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SMIC Japan	Japan	Ordinary	JPY	10,000,000	Directly	100%	100%	Provision of marketing related activities
SMIC Europe S.R.L	Italy	Ordinary	EUR	100,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Solar Cell) Corporation	Cayman Islands	Ordinary	USD	11,000	Directly	100%	100%	Investment holding
SMIC Investment (Shanghai) Corporation (formerly “SMIC Commercial (Shanghai) Limited Company”)	PRC	Ordinary	USD	465,800,000	Directly	100%	100%	Provision of marketing related activities
Semiconductor Manufacturing International (Tianjin) Corporation (“SMIT” or “SMIC Tianjin”)#	PRC	Ordinary	USD	770,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SMIC Development (Chengdu) Corporation (“SMICD”)#	PRC	Ordinary	USD	5,000,000	Directly	100%	100%	Construction, operation, and management of SMICD’s living quarters, schools, and supermarket
Semiconductor Manufacturing International (BVI) Corporation (“SMIC (BVI)”)#	British Virgin Islands	Ordinary	USD	10	Directly	100%	100%	Provision of marketing related activities
Admiral Investment Holdings Limited	British Virgin Islands	Ordinary	USD	10	Directly	100%	100%	Investment holding
SMIC Shanghai (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SMIC Beijing (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SMIC Tianjin (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SilTech Semiconductor Corporation	Cayman Islands	Ordinary	USD	10,000	Directly	100%	100%	Investment holding
SMIC Shenzhen (Cayman) Corporation	Cayman Islands	Ordinary	USD	50,000	Directly	100%	100%	Investment holding
SMIC New Technology Research & Development (Shanghai) Corporation (formerly “SMIC Advanced Technology Research & Development (Shanghai) Corporation”)	PRC	Ordinary	USD	400,000,000	Indirectly	97.450%	97.450%	Research and development activities
SMIC Holdings Corporation	PRC	Ordinary	USD	50,000,000	Directly	100%	100%	investment holding
SJ Semiconductor Corporation	Cayman Islands	Ordinary and preferred	USD	5,668	Directly	56.045%	56.045%	Investment holding
Magnificent Tower Limited	British Virgin Islands	Ordinary	USD	50,000	Indirectly	100%	100%	investment holding
SMIC Hong Kong International Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	investment holding
SMIC Beijing (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SMIC Tianjin (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SMIC Solar Cell (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SMIC Shenzhen (HK) Company Limited	Hong Kong	Ordinary	HKD	1	Indirectly	100%	100%	Investment holding
SilTech Semiconductor (Hong Kong) Corporation Limited	Hong Kong	Ordinary	HKD	1,000	Indirectly	100%	100%	Investment holding
Semiconductor Manufacturing International (Shenzhen) Corporation(“SMIZ” or “SMIC Shenzhen”)#	PRC	Ordinary	USD	700,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
SilTech Semiconductor (Shanghai) Corporation Limited (“SilTech Shanghai”)#	PRC	Ordinary	USD	12,000,000	Indirectly	100%	100%	Manufacturing and trading of semiconductor products
Semiconductor Manufacturing North China (Beijing) Corporation (“SMNC”)# (2)	PRC	Ordinary	USD	3,900,000,000	Indirectly	51%	51%	Manufacturing and trading of semiconductor products
China IC Capital Co., Ltd	PRC	Ordinary	RMB	1,342,500,000	Indirectly	100%	100%	Investment holding
China IC Capital (Ningbo) Co., Ltd	PRC	Ordinary	RMB	199,500,000	Indirectly	100%	100%	Investment holding
Shanghai Hexin Investment Management Limited Partnership	PRC	Ordinary	RMB	50,000,000	Indirectly	99%	99%	Investment holding
SJ Semiconductor (HK) Limited	Hong Kong	Ordinary	HKD	1,000	Indirectly	56.045%	56.045%	Investment holding
SJ Semiconductor (Jiangyin) Corporation (“SJ Jiangyin”)#	PRC	Ordinary	USD	259,500,000	Indirectly	56.045%	56.045%	Bumping and circuit probe testing activities
LFoundry S.r.l. (“LFoundry”)# (3)	Italy	Ordinary	EUR	2,000,000	Indirectly	70%	70%	Manufacturing and trading of semiconductor products
Semiconductor Manufacturing South China Corporation (“SMSC”)# (1)	PRC	Ordinary	USD	2,152,475,706	Indirectly	51.320%	51.320%	Manufacturing and trading of semiconductor products
SJ Semiconductor USA Co.	United States of America	Ordinary	USD	500,000	Indirectly	56.045%	56.045%	Provision of marketing related activities
SMIC (Sofia) EOOD	Bulgaria	Ordinary	BGN	1,800,000	Indirectly	100%	100%	Designing activities
SMIC Innovation Design Center (Ningbo) Co., Ltd.	PRC	Ordinary		—	Indirectly	100%	100%	Designing activities
North China IC Innovation Center (Beijing) Co., Ltd	PRC	Ordinary	RMB	1,000,000	Indirectly	51%	51%	Designing activities

#Abbreviation for identification purposes.

(1)

On January 30, 2018, SMIC Holdings Corporation (“SMIC Holdings”), SMIC Shanghai, China Integrated Circuit Industry Investment Fund Co., Ltd (“China IC Fund”) and Shanghai Integrated Circuit Industry Investment Fund Co., Ltd (“Shanghai IC Fund”) entered into the joint venture agreement and the capital contribution agreement pursuant to which SMIC Holdings, China IC Fund and Shanghai IC Fund agreed to make cash contribution to the registered capital of SMSC in the amount of US$1.5435 billion, US$946.5 million and US$800.0 million, respectively. As a result of the capital contribution: (i) the registered capital of SMSC will increase from US$210.0 million to US$3.5 billion; (ii) the Company’s equity interest in SMSC, through SMIC Holdings and SMIC Shanghai, will decrease from 100% to 50.1%; and (iii) SMSC will be owned as to 27.04% and 22.86% by China IC Fund and Shanghai IC Fund, respectively. The capital contribution is not completed as of the date of this annual report.

(2)

On August 10, 2017, the Company, SMIC Beijing, SMIC Holdings, China Integrated Circuit Industry Investment Fund Co., Ltd., Beijing Semiconductor Manufacturing and Equipment Equity Investment Centre (Limited Partnership), Beijing Industrial Development Investment Management Co., Ltd., Zhongguancun Development Group and Beijing E-Town International Investment & Development Co., Ltd. agreed to amend the previous joint venture agreement through the amended joint venture agreement, pursuant to which: (i) the Company, SMIC Beijing and SMIC Holdings have agreed to make further cash contribution of US$1,224 million into the registered capital of SMNC. The Company’s aggregate shareholding in SMNC will remain at 51%; (ii) China IC Fund has agreed to make further cash contribution of US$900.0 million into the registered capital of the Joint Venture Company. Its shareholding in the Joint Venture Company will increase from 26.5% to 32%; and (iii) E-Town Capital has agreed to make cash contribution of US$276 million into the registered capital of the Joint Venture Company representing 5.75% of the enlarged registered capital of the Joint Venture Company. The capital contribution is expected to be completed before the end of 2019.

(3)

On June 24, 2016, the Company, LFoundry Europe GmbH (“LFoundry Europe”) and Marsica Innovation S.p.A (“Marsica”) entered into a sale and purchase agreement pursuant to which LFoundry Europe and Marsica agreed to sell and the Company agreed to purchase 70% of the corporate capital of LFoundry for an aggregate cash consideration of EUR49.0 million (approximately US$54.4 million), including a goodwill amounted to US$3.9 million. The goodwill attributable to the workforce and the high profitability of the acquired business will not be deductible for tax purposes. The acquisition was completed on July 29, 2016.

Details of non-wholly owned subsidiaries that have material non-controlling interests (“NCI”)

The table below shows details of a non-wholly owned subsidiary of the Company that have material non-controlling interests:

	Place of	Proportion of ownership interests
	establishment	and voting rights held by			Profit (loss) allocated to non-			Accumulated non-controlling
Name of company	and operation	non-controlling interests			controlling interests			interests
		12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16	12/31/18	12/31/17	12/31/16
					USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
SMNC and its subsidiaries	Beijing, PRC	49.0%	49.0%	49.0%	(39,213)	(39,113)	(55,868)	1,726,377	1,324,590	1,069,703
SMSC	Shanghai, PRC	48.7%	—	—	(5,349)	—	—	1,042,551	—	—
SJ Semiconductor Corporation	Cayman Islands	44.0%	44.0%	44.0%	(2,493)	(4,896)	(3,545)	122,505	124,180	135,669
					(47,055)	(44,009)	(59,413)	2,891,433	1,448,770	1,205,372

According to the joint venture agreements entered into by the Group and the NCI of SMNC, additional capital injection into SMNC was completed in 2018, 2017 and 2016. The additional capital injection from NCI amounted to US$441.0 million in 2018,  US$294.0 million in 2017 and US$754.1 million in 2016 respectively.

According to the joint venture agreements entered into by the Company and the NCI of SMSC, additional capital injection into SMSC was completed in 2018. The additional capital injection from NCI amounted to US$1,047.9 million in 2018.

According to the joint venture agreements entered into by the Company and the NCI of SJ Semiconductor Corporation, additional capital injection into SJ Semiconductor Corporation was completed in 2016. The additional capital injection from NCI amounted to US$60.0 million in 2016.

SMNC shared part of the Group’s advanced technology R&D expenses in 2017 and 2016, which also caused the change in loss of year attributable to non-controlling interests.

Summarized financial information in respect of the Company’s subsidiaries that have material non- controlling interests are set out below. The summarized financial information below represents amounts before intragroup eliminations.

SMNC

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Current assets	2,582,534	1,559,016	1,103,214
Non-current assets	1,918,935	2,046,290	1,807,207
Current liabilities	(629,152)	(596,500)	(409,898)
Non-current liabilities	(358,793)	(315,718)	(327,995)
Net assets	3,513,524	2,693,088	2,172,528
Equity attributable to owners of the Company	1,787,147	1,368,498	1,102,825
Non-controlling interests	1,726,377	1,324,590	1,069,703
Net assets	3,513,524	2,693,088	2,172,528

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Revenue	597,257	471,174	243,715
Expense	(709,627)	(574,386)	(339,910)
Other income (expense)	32,345	23,389	(19,480)
Loss for the year	(80,025)	(79,823)	(115,675)
Loss attributable to owners of the Company	(40,812)	(40,710)	(59,807)
Loss attributable to the non-controlling interests	(39,213)	(39,113)	(55,868)
Loss for the year	(80,025)	(79,823)	(115,675)
Total comprehensive loss attributable to owners of the Company	(40,812)	(40,710)	(59,807)
Total comprehensive loss attributable to the non-controlling interests	(39,213)	(39,113)	(55,868)
Total comprehensive loss for the year	(80,025)	(79,823)	(115,675)
Dividends paid to non-controlling interests	—	—	—
Net cash inflow (outflow) from operating activities	101,384	188,115	(13,082)
Net cash outflow from investing activities	(936,942)	(820,606)	(1,627,788)
Net cash inflow from financing activities	890,109	590,091	1,655,011
Net cash inflow (outflow)	54,551	(42,400)	14,141

SMSC

12/31/18
USD’000
Current assets	2,031,682
Non-current assets	166,037
Current liabilities	(58,254)
Net assets	2,139,465
Equity attributable to owners of the associate	1,096,914
Non-controlling interests	1,042,551
Net assets	2,139,465

Year ended
12/31/18
USD’000
Revenue	—
Expense	(19,625)
Other income	4,336
Loss for the year	(15,289)
Loss attributable to owners of the Company	(9,940)
Loss attributable to the non-controlling interests	(5,349)
Loss for the year	(15,289)
Total comprehensive loss attributable to owners of the Company	(9,940)
Total comprehensive loss attributable to the non- controlling interests	(5,349)
Total comprehensive loss for the year	(15,289)
Dividends paid to non-controlling interests	—
Net cash outflow from operating activities	(10,775)
Net cash outflow from investing activities	(1,937,066)
Net cash inflow from financing activities	1,951,830
Net cash inflow	3,989

SJ Semiconductor Corporation and its subsidiaries

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Current assets	141,016	205,957	224,737
Non-current assets	180,061	131,041	102,790
Current liabilities	(38,280)	(46,608)	(11,656)
Non-current liabilities	(4,257)	(7,002)	(5,421)
Net assets	278,540	283,388	310,450
Equity attributable to owners of the Company	156,035	159,208	174,781
Non-controlling interests	122,505	124,180	135,669
Net assets	278,540	283,388	310,450

	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Revenue	51,042	21,862	12,782
Expense	(68,011)	(39,504)	(27,300)
Other income	11,303	6,505	6,564
Loss for the year	(5,666)	(11,137)	(7,954)
Loss attributable to owners of the Company	(3,173)	(6,241)	(4,409)
Loss attributable to the non-controlling interests	(2,493)	(4,896)	(3,545)
Loss for the year	(5,666)	(11,137)	(7,954)
Total comprehensive loss attributable to owners of the Company	(3,173)	(6,241)	(4,409)
Total comprehensive loss attributable to the non- controlling interests	(2,493)	(4,896)	(3,545)
Total comprehensive loss for the year	(5,666)	(11,137)	(7,954)
Dividends paid to non-controlling interests	—	—	—
Net cash inflow (outflow) from operating activities	14,429	6,115	(1,194)
Net cash inflow (outflow) from investing activities	1,144	(65,993)	(147,752)
Net cash inflow (outflow) from financing activities	69	(1,983)	109,291
Net cash inflow (outflow)	15,642	(61,861)	(39,655)